Balance Sheet Components (Property and Equipment) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	$ 40,146	$ 32,746
Less: accumulated depreciation and amortization	(11,130)	(8,863)
Property and equipment, net	29,016	23,883
Construction in progress
Property, Plant and Equipment, Net [Abstract]
Cost basis of property and equipment under capital lease	258
Land and buildings
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	16,518	13,326
Information technology assets
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	13,645	10,918
Construction in progress
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	7,324	6,555
Furniture and fixtures
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	2,576	1,868
Furniture and fixtures
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	$ 83	$ 79